Income Taxes and Related Payments - Additional information (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Approximate percentage of earnings not subject to income taxes	78.00%
TRA percent of savings to be paid to shareholders	85.00%
TRA percent of savings to be retained by entity	15.00%
Deferred tax assets	$ 62,044 [1]	$ 0	[1]
Amounts payable under tax receivable agreements	53,618	0
APIC cumulative increase	$ 9,462

[1]	Represents the step-up of tax basis from the H&F Corp Merger and the purchase of Class A common units by APAM.